CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income	$ 23,231	¥ 166,203	¥ 214,456	¥ 243,305
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,358	152,801	112,294	62,483
Amortization	3,226	23,081	7,020	1,101
Share-based compensation	9,998	71,532	146,486	24,975
Income from investments	(7,094)	(50,746)	(18,451)	(15,147)
Share of net loss/ (income) from equity investees	3,959	28,325	(4,630)	1,939
Gain from disposal of long-term investments	(2,153)	(15,403)
Gain from disposal of subsidiaries	(1,231)	(8,805)
Impairment of a long-term investment	1,398	10,000
Investments fair value change	(1,797)	(12,854)
Gain from step acquisitions	(265)	(1,897)	(3,730)	(2,521)
Contingent consideration fair value change	716	5,124
Loss on disposal of property and equipment	131	940
Changes in operating assets and liabilities:
Prepayments and other current assets	(35,959)	(257,262)	(167,085)	(21,228)
Amounts due from related party			81,254	(63,754)
Deferred tax assets	(5,361)	(38,355)	(48,025)	(5,237)
Other non-current assets	(9,614)	(68,782)	(34,962)	(16,759)
Accrued expenses and other current liabilities	41,554	297,288	131,230	94,533
Income taxes payable	5,161	36,924	7,727	(6,121)
Prepayments from customers	(628)	(4,497)	415,585	471,783
Deferred tax liabilities			23,528
Unrecognized tax benefit	1,643	11,757	4,673	3,929
Net cash provided by operating activities	48,273	345,374	867,370	773,281
Cash flows from investing activities
Purchase of short-term investments	(114,617)	(820,005)	(1,761,171)	(406,178)
Proceeds from disposals of short-term investments	166,544	1,191,505	1,413,029	743,385
Income from short-term investments	1,601	11,451	18,451	15,147
Purchase of long-term investments	(156,648)	(1,120,706)	(369,274)	(218,911)
Proceeds from disposal of long-term investments	9,006	64,432	260
Purchase of property and equipment	(39,691)	(283,964)	(242,041)	(172,696)
Proceeds from disposal of property and equipment	72	518	997	764
Amounts due from third parties	(33,135)	(237,059)
Amount due from a related party	(314)	(2,250)
Acquisition of subsidiaries, net of cash acquired	(19,394)	(138,749)	(229,495)	(42,472)
Disposal of subsidiaries, net of cash disposed	(8,037)	(57,508)
Net cash used in investing activities	(194,613)	(1,392,335)	(1,169,244)	(80,961)
Cash flows from financing activities
Proceeds from initial public offering			1,048,660
Initial public offering issuance costs			(26,752)
Proceeds from issuance of Series A-1 redeemable convertible preferred shares, net of issuance costs			1,840,295
Proceeds from bank loans	175,765	1,257,472	460,000	5,000
Repayment of bank loans	(13,279)	(95,000)	(15,000)
Acquisition of non-controlling interests	(9,173)	(65,616)	(13,722)	(751)
Disposal of non-controlling interests	13,712	98,100
Capital contributed from non-controlling interests	(643)	(4,602)	1,200	18,965
Distribution to a non-controlling interest	(137)	(980)	(3,430)
Distribution to shareholders			(2,638,646)
Proceeds from exercise of share options	384	2,744
Share repurchase	(28,481)	(203,760)
Net cash provided by financing activities	138,148	988,358	652,605	23,214
Effect of exchange rate changes	4,790	34,268	78,244
Net increase in cash and cash equivalents	(3,402)	(24,335)	428,975	715,534
Cash and cash equivalents, at the beginning of year	197,189	1,410,747	981,772	266,238
Cash and cash equivalents, at the end of year	193,787	1,386,412	1,410,747	981,772
Supplemental disclosure of cash flow information:
Interest paid	5,686	40,682	14,487
Income tax paid	13,714	98,114	114,631	99,445
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	4,119	29,467	24,224	12,904
Purchase of long-term investments included in accrued expenses and other current liabilities	5,185	¥ 37,093	¥ 25,290	¥ 1,340
Contingent consideration for business acquisition included in other non-current liabilities	$ 12,781